BASIS OF PRESENTATION (Narrative) (Details) $ in Thousands, $ in Millions			3 Months Ended				10 Months Ended		12 Months Ended
	Jul. 05, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash | $													$ 4,200	$ 4,400
Net loss | $				$ (3,374)		$ (3,905)					$ (56,347)	$ (52,629)
Accumulated deficit | $													$ (145,600)	$ (142,500)
Just Brands FL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership %			100.00%										100.00%
TruHC Pharma GmbH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash | €			€ 13,899				€ 15,281	€ 15,281		€ 13,588
Net loss | €			(105,572)		€ (59,893)		€ (216,882)	€ (216,882)		(371,787)
Accumulated deficit | €			€ (694,241)							€ (588,669)
Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price	$ 0.8	$ 600							$ 0.5